SHORT TERM INVESTMENTS - Disclosure of detailed information about short term investments (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure of associates [line items]
Short-term investments (Note 4)	$ 0	$ 30,092
Guaranteed Investment Certificates (GIC)
Disclosure of associates [line items]
Short-term investments (Note 4)	0	30,072
Bond - Canada Revenue Agency
Disclosure of associates [line items]
Short-term investments (Note 4)	$ 0	$ 20